Long-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Long-term debt
Long-term debt	€ 7,768,094	€ 7,905,557
Less current portion	(1,964,695)	(1,447,239)
Long-term debt, less current portion	5,803,399	6,458,318
Amended 2012 Credit Agreement
Long-term debt
Long-term debt	1,793,097	1,901,372
Bonds
Long-term debt
Long-term debt	5,030,206	4,966,619
Convertible Bonds
Long-term debt
Long-term debt		399,939
Accounts Receivable Facility
Long-term debt
Long-term debt	662,030	379,570
Other long-term debt
Long-term debt
Long-term debt	€ 282,761	€ 258,057